Commitments and Contingencies - Additional Information (Detail) $ in Millions, $ in Millions, $ in Millions	12 Months Ended
	Jan. 31, 2019 CAD ($)	Jan. 31, 2018 CAD ($)	Jan. 31, 2019 USD ($)	Jan. 31, 2019 AUD ($)
Disclosure of commitments and contingencies [line items]
Expense under operating lease agreements	$ 35.8	$ 33.8
Loss related to repossessed units	1.2	0.8
Dealer and distributor financing arrangements [member]
Disclosure of commitments and contingencies [line items]
Outstanding financing amount	1,998.1	$ 1,576.9
Maximum amount obligation	226.9
Dealer and distributor financing arrangements [member] | North America [Member]
Disclosure of commitments and contingencies [line items]
Unpaid principal balance	$ 32.9		$ 25.0
Last twelve-month average amount of financing outstanding	10.00%	10.00%
Maximum amount obligation	$ 208.6
Dealer and distributor financing arrangements [member] | Europe [Member]
Disclosure of commitments and contingencies [line items]
Unpaid principal balance	$ 13.1		$ 10.0
Last twelve-month average amount of financing outstanding	10.00%	10.00%
Maximum amount obligation	$ 13.1
Dealer and distributor financing arrangements [member] | Australia and new zealand [member]
Disclosure of commitments and contingencies [line items]
Unpaid principal balance	$ 4.8			$ 5.0
Last twelve-month average amount of financing outstanding	10.00%	10.00%
Maximum amount obligation	$ 5.2